Earnings / (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings / (Loss) Per Share [Abstract]
Earnings / (Loss) Per Share
Note 13.	Earnings Per Share

Basic and diluted earnings per share for the years ended December 31, 2011 and 2010 were calculated as follows:

	Years Ended December 31
	2011	2010
Numerator:
Net income attributable to Brookfield Residential	$7,288	$132,479
Less: Preferred share dividends	(178)	(19,995)

Net income attributable to common shareholders	$7,110	$112,484

Denominator:
Basic weighted average shares outstanding	99,949	101,343
Net effect of share options assumed to be exercised	268	88

Diluted weighted average shares outstanding	100,217	101,431

Basic earnings per share	$0.07	$1.11

Diluted earnings per share	$0.07	$1.11

As the merger transaction was deemed to take place between entities under common control and has been accounted for as continuity of interest, the years ended December 31, 2011 and 2010, use the basic and diluted average shares outstanding of the combined entities.